INTANGIBLE ASSETS, DEFERRED CHARGES	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 7:-	INTANGIBLE ASSETS, DEFERRED CHARGES

		Useful life	December 31,
		(years)	2011	2012
a.	Impaired Cost:

	Acquired technology	5-10	$15,517	$15,517
	Customer relationship	9	4,172	4,172
	Trade name	3	415	415
	Existing contracts for maintenance	3	181	181

			20,285	20,285
	Accumulated amortization:

	Acquired technology		12,575	13,399
	Customer relationship		3,129	3,433
	Trade name		415	415
	Existing contracts for maintenance		181	181

			16,300	17,428

	Amortized cost		$3,985	$2,857

b.	Amortization expenses related to intangible assets amounted to $ 1,537, $ 1,325 and $ 1,128 for the years ended December 31, 2010, 2011 and 2012, respectively.

c.	Expected amortization expenses are as follows:

Year ending December 31,
2013	$930
2014	$872
2015	$696
2016	$359

$2,857